Stockholders Equity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Number of Warrants
Outstanding, beginning	3,000,000
Granted		3,000,000
Exercised	(3,000,000)
Expired
Outstanding, ending		3,000,000
Exercisable at December 31, 2019		1,500,000
Weighted average exercise price
Outstanding, beginning	$ 0.03
Granted	0	$ .03
Exercised	(.03)
Expired	0
Outstanding, ending	$ 0	0.03
Exercisable at December 31, 2019		$ 0.3
Intrinsic value
Outstanding, beginning	$ 0	$ 0
Outstanding, ending		113,400
Exercisable at December 31, 2019		$ 56,700